Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (23,342)	$ (17,143)	$ (22,101)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	885	622	529
Noncash rent expense	29	(1)	(68)
Change in carrying value of preferred stock warrant liability	(504)	(202)	(39)
Depreciation and amortization	126	197	346
Loss (gain) on disposal of property and equipment	(28)	7	2
Loss on extinguishment of debt	2,493
Noncash interest expense	416	588	61
Changes in operating assets and liabilities:
Accounts receivable, prepaid expenses and other current assets	(713)	(229)	(61)
Accounts payable	341	14	(163)
Accrued expenses	1,236	(467)	489
Net cash used in operating activities	(19,061)	(16,614)	(21,005)
Cash flows from investing activities:
Purchases of property and equipment	(225)	(7)	(180)
Proceeds from sale of property and equipment	40
Net cash used in investing activities	(185)	(7)	(180)
Cash flows from financing activities:
Proceeds from sale of common stock	140	35	3
Proceeds from issuance of convertible promissory notes	8,500	8,824
Proceeds from initial public offering, net	59,862
Proceeds from loans payable			10,000
Payments on capital lease			(3)
Payments on loans payable	(3,348)	(3,084)	(376)
Cash paid for debt issuance costs	(222)	(373)	(4)
Proceeds from sale of redeemable convertible preferred stock, net of issuance costs			12,927
Net cash provided by financing activities	64,932	5,402	22,547
Net increase (decrease) in cash and cash equivalents	45,686	(11,219)	1,362
Cash and cash equivalents — Beginning of year	5,488	16,707	15,345
Cash and cash equivalents — End of year	51,174	5,488	16,707
Supplemental disclosures of noncash investing and financing activities:
Conversion of redeemable convertible preferred stock into common stock	81,526	2,226
Conversion of convertible notes and accrued interest into common stock, net	20,129
Reclassification of warrants to additional paid-in capital	424
Accretion of redeemable convertible preferred stock to redemption value			73
Fair value of preferred stock warrants issued in connection with debt			360
Supplemental cash flow information — Interest paid	$ 400	$ 664	$ 507